Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment [Abstract]
Classification Of Property, Plant And Equipment

	Depreciable Life	December 31,
		2011	2010
		(Millions)
Gathering and transmission systems	15 — 30 Years	$1,191.9	$1,167.8
Processing, storage and terminal facilities	20 — 50 Years	764.3	734.6
Other	0 — 30 Years	21.6	14.9
Construction work in progress		218.3	66.3

Property, plant and equipment		2,196.1	1,983.6
Accumulated depreciation		(696.7)	(605.0)

Property, plant and equipment, net		$1,499.4	$1,378.6